Current and deferred income tax (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current and deferred income tax
Earnings before taxes	R$ 95,989	R$ 1,119	R$ 49,406
Statutory combined income tax rate	34.00%	34.00%	34.00%
Income tax at statutory rates - %	R$ (32,636)	R$ (380)	R$ (16,798)
Income exempt from taxation - ProUni benefit	185,418	95,871	20,211
Unrecognized deferred tax asset on tax losses	(123,410)		(919)
Difference on tax rates from offshore companies	(4,719)	17	20,809
Non-deductible expenses	12,057	7,079	2,863
Tax losses used to reduce current tax			30
Other	207	3,772	772
Income taxes	R$ 12,803	R$ 92,201	R$ 21,242
Effective tax rate (as a percent)	(13.00%)	(8240.00%)	(43.00%)
Current income tax expense	R$ (53,611)	R$ (18,023)	R$ (11,333)
Deferred income taxes	R$ 66,414	R$ 110,224	R$ 32,575